FILE NOS. 333-33599
                                                                        811-0560

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 2                    /X/

                        (Check appropriate box or boxes)

                         JOHN HANCOCK INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
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           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1700
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              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

               Susan S. Newton                    Jeffrey N. Carp, Esq.
               101 Huntington Avenue              Hale and Dorr
               Boston, MA 02199                   60 State Street
                                                  Boston, MA 02109
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                       JOHN HANCOCK UTILITIES FUND

                    STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-33599 and 811-0560, dated August 14, 1997, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 2 ("PEA No. 2") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 12th day of January, 1998.

                                        JOHN HANCOCK INVESTMENT TRUST

                                        By:           *
                                        ------------------------
                                        Edward J. Boudreau, Jr.
                                        Chairman and Chief Executive Officer


    Signature                               Title                                 Date
       ---------                               -----                                 ----
             *
------------------------            Chairman and Chief Executive
Edward J. Boudreau, Jr.         Officer (Principal Executive Officer)


/s/ James B. Little
------------------------          Senior Vice President and Chief               January 12, 1998
James B. Little                    Financial Officer (Principal
                                 Financial and Accounting Officer)

             *                               Trustee
------------------------
James F. Carlin

             *                               Trustee
------------------------
William H. Cunningham

             *                               Trustee
------------------------
Charles F. Fretz

             *                               Trustee
------------------------
Harold R. Hiser, Jr.

             *                               Trustee
------------------------
Anne C. Hodsdon


------------------------                     Trustee
Charles L. Ladner


                                      C-9

       Signature                               Title                                 Date
       ---------                               -----                                 ----


             *
------------------------                     Trustee
Leo E. Linbeck, Jr.

             *
------------------------                     Trustee
Patricia P. McCarter

             *                               Trustee
------------------------
Steven R. Pruchansky

             *                               Trustee
------------------------
Norman H. Smith

             *
------------------------                     Trustee
Richard S. Scipione

             *                               Trustee
------------------------
John P. Toolan


By:      /s/Susan S. Newton                                                     January 12, 1998
         ------------------
         Susan S. Newton,
         Attorney-in-Fact
         Powers of Attorney dated
         June 25, 1996.

                                  EXHIBIT INDEX

Exhibit 12

     Opinion and consent of counsel supporting the tax matters and consequences to shareholders.